Fair value measurement of financial instruments - Disclosure of reconciliation of changes in Level 3 hierarchy (Details) - Recurring fair value measurement € in Thousands	6 Months Ended
Sep. 30, 2022 EUR (€)
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	€ 3,881
Financial assets at end of period	5,745
Changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	27,826
Financial liabilities at end of period	21,967
Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	3,881
Additions	2,000
Gain recognized in income statement	0
Reclassifications	(174)
Exchange differences	0
Financial assets at end of period	5,707
Changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	15,419
Gain recognized in income statement	(2,928)
Reclassifications	0
Exchange differences	(716)
Financial liabilities at end of period	€ 11,775